Lease Liabilities - Summary of Detailed Information About In Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current	¥ 22,755	$ 3,516	¥ 28,633
Non- current	¥ 17,023	2,631	31,374
Lease Liabilities Current [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Maturity	2021
Current	¥ 22,755	$ 3,516	28,633
Lease Liabilities Current [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	1.25%	1.25%
Lease Liabilities Current [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	6.20%	6.20%
Lease Liabilities Noncurrent [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Non- current	¥ 17,023	$ 2,631	¥ 31,374
Lease Liabilities Noncurrent [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	1.25%	1.25%
Maturity	2022
Lease Liabilities Noncurrent [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	6.20%	6.20%
Maturity	2026